Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Cash and cash equivalents [abstract]
Cash at bank available	$ 1,140	$ 591
Time deposits	2,068	1,889
Money Market Funds	2,255	381
Interest bearing securities	1,590	1,092
Restricted cash, including margin deposits	501	437
Cash and cash equivalents	7,556	4,390	$ 5,090		$ 8,613
Collateral deposits related to trading activities	$ 365	$ 300

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.